Consolidated Statement of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash flows from operating activities
Receipts from customers (inclusive of consumption tax)	$ 2,121,113	$ 2,847,091
Payments to suppliers and employees (inclusive of consumption tax)	(25,199,079)	(25,752,756)
Interest received	596,882	521,873
Payment of borrowing costs	(759,269)	(901,130)
Government grants received	184,571	1,026,482
Net cash outflow from operating activities	(23,055,782)	(22,258,440)
Cash flows from investing activities
Payments for exploration assets		(14,289)
Cash and cash equivalents disposed of	(1,043,640)
Payments for escrow funds	154,390	(672,711)
Payments for security deposits	(98,907)	(150,000)
Government grants received		14,061,046
Payments for property, plant and equipment	(9,029,977)	(34,048,305)
Net cash outflow from investing activities	(10,018,134)	(20,824,259)
Cash flows from financing activities
Proceeds from issue of shares	14,515,039	25,106,048
Payment of share issue expenses	(815,254)	(100,410)
Payment of withholding tax - Performance rights	(620,487)	(399,826)
Principal elements of lease repayments	(285,853)	(258,393)
Repayment of borrowings	(530,866)	(629,672)
Net cash inflow from financing activities	12,262,579	23,717,747
Net increase/(decrease) in cash and cash equivalents	(20,811,337)	(19,364,952)
Effects of foreign currency	480,254	1,628,089
Cash and cash equivalents at the beginning of the year	79,865,999	42,557,621
Cash and cash equivalents at the end of the year	$ 59,534,916	$ 24,820,758